VOYA PARTNERS, INC.
VY
®
T. Rowe Price Growth Equity Portfolio
(the "Portfolio")
Supplement dated June 15, 2021
to the Portfolio's Adviser Class, Initial Class, Class R6,
Service Class and Service 2 Class Prospectus and related Summary Prospectus (each a "Prospectus" and collectively the "Prospectuses"), each dated May 1, 2021
On May 27, 2021, the Board of Directors of Voya Partners, Inc. (the "Board") approved a proposal to change the classification of VY
®
T. Rowe Price Growth Equity Portfolio from "diversified" to "non-diversified," as such terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act").
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified." A proxy statement detailing the proposed change to the Portfolio's diversification classification is expected to be mailed to the Portfolio's shareholders on or about August 9, 2021, and a shareholder meeting is scheduled to be held on or about October 7, 2021.
If approved by shareholders, the Portfolio's Prospectuses are revised as follows:
1.
The section entitled "Principal Investment Strategies" of the Portfolio's Prospectuses is hereby revised to include the following paragraph:
The Portfolio is non-diversified, which means that it may invest a significant portion of its assets in a single issuer.
2.
The section entitled "Principal Risks" of the Portfolio's Prospectuses is hereby revised to include the following risk:
Issuer Non-Diversification:
A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with as single economic, political or regulatory occurrence that a more diversified portfolio might be.
3.
The
sub-section entitled "Key Portfolio Information – Portfolio Diversification" is hereby deleted in its entirety and replaced with the following:
Portfolio Diversification
Each Portfolio's diversification status is outlined in the table below. A diversified fund may not, as to 75% of its total assets, invest more than 5% of its total assets in any one issuer and may not purchase more than 10% of the outstanding voting securities of any one issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or other investment companies). A non-diversified fund is not limited by the Investment Company Act of 1940 as amended, and the rules, regulations, and applicable exemptive orders thereunder ("1940 Act") in the percentage of its assets that it may invest in the obligations of a single issuer.

Portfolio	Diversified	Non-Diversified
Voya Global Bond Portfolio	X
Voya International High Dividend Low	X
Volatility Portfolio
VY ® American Century Small-Mid Cap	X
Value Portfolio
VY ® Baron Growth Portfolio	X
VY ® Columbia Contrarian	X
Core Portfolio
VY ® Columbia Small Cap Value II Portfolio	X
VY ® Invesco Comstock Portfolio	X
VY ® Invesco Equity Income Portfolio	X
VY ® Invesco Global Portfolio	X
VY ® JPMorgan Mid Cap Value Portfolio	X
VY ® T. Rowe Price Diversified Mid Cap	X
Growth Portfolio
VY ® T. Rowe Price Growth Equity Portfolio		X
4.
The
sub-section entitled "More Information About the Portfolio – Additional Information About the Principal Risks" is revised to include the following risk:
Issuer Non-Diversification:
A "non-diversified" investment company is subject to the risks of focusing investments in a small number of issuers, industries or foreign currencies, including being more susceptible to risks associated with a single economic, political or regulatory occurrence than a more diversified portfolio might be. Portfolios that are "non-diversified" may invest a greater percentage of their assets in the securities of a single issuer (such as bonds issued by a particular state) than funds that are "diversified" and could underperform compared to such funds. Even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single issuer than if it had greater exposure to that issuer.
The foregoing is not a solicitation of any proxy. For more information regarding the Portfolio, or to receive a free copy of materials filed with the Securities and Exchange Commission ("SEC"), please visit www.individuals.voya.com/literature. Free copies of these materials can also be found on the SEC's website at http://www.sec.gov. Please read the Proxy Statement carefully when it becomes available because it will contain important information. The Portfolio, its directors, officers, and other members of management may be deemed to be participants in any future solicitation of the Portfolio's shareholders in connection with the forthcoming meeting of shareholders.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
2

VOYA PARTNERS, INC.
VY
®
T. Rowe Price Growth Equity Portfolio
(the "Portfolio")
Supplement dated June 15, 2021
to the Portfolio's Adviser Class, Initial Class, Class R6,
Service Class and Service 2 Class Statement of Additional Information (the "SAI")
dated May 1, 2021
On May 27, 2021, the Board of Directors of Voya Partners, Inc. (the "Board") approved a proposal to change the classification of VY
®
T. Rowe Price Growth Equity Portfolio from "diversified" to "non-diversified," as such terms are defined under the Investment Company Act of 1940, as amended (the "1940 Act").
Shareholder approval is required to change the Portfolio's classification from "diversified" to "non-diversified." A proxy statement detailing the proposed change to the Portfolio's diversification classification is expected to be mailed to the Portfolio's shareholders on or about August 9, 2021, and a shareholder meeting is scheduled to be held on or about October 7, 2021.
If approved by shareholders, the Portfolio's SAI is revised as follows:
The fourth paragraph in the sub-section entitled "Supplemental Description of Portfolio Investments and Risks – Diversification and Concentration" is hereby deleted in its entirety and replaced with the following:
The diversification and concentration status of each Portfolio is outlined in the table below:
Portfolio	Diversified	Non-	Concentration
Diversified
Voya Global Bond Portfolio	X
Voya International High Dividend Low	X
Volatility Portfolio
VY ® American Century Small-Mid Cap	X
Value Portfolio
VY ® Baron Growth Portfolio	X
VY ® Columbia Contrarian	X
Core Portfolio
VY ® Columbia Small Cap Value II Portfolio	X
VY ® Invesco Comstock Portfolio	X
VY ® Invesco Equity Income Portfolio	X
VY ® Invesco Global Portfolio	X
VY ® JPMorgan Mid Cap Value Portfolio	X
VY ® T. Rowe Price Diversified Mid Cap	X
Growth Portfolio
VY ® T. Rowe Price Growth Equity Portfolio		X
The foregoing is not a solicitation of any proxy. For more information regarding the Portfolio, or to receive a free copy of materials filed with the Securities and Exchange Commission ("SEC"), please visit www.individuals.voya.com/literature. Free copies of these materials can also be found on the SEC's website at http://www.sec.gov. Please read the Proxy Statement carefully when it becomes available because it will contain important information. The Portfolio, its directors, officers, and other members of management may be deemed to be participants in any future solicitation of the Portfolio's shareholders in connection with the forthcoming meeting of shareholders.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE